STATUTORY FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Financial Information [Abstract]
Statutory net income (loss)	$ 12	$ 34	$ 33
Statutory surplus, capital stock and Asset Valuation Reserve	401	367
Securities on deposit with such government or state agencies	6
Return of surplus	$ 0	$ 200	$ 0